Amana Income & Amana Growth	October 5, 2000

FUND PROFILE

Graphic Omitted	This profile summarizes key features of the Amana Income and Amana Growth Funds. The Prospectus includes additional information about the Funds that you may want to consider before you invest. You may obtain the Prospectus and other information about the Funds by calling Saturna Capital Corporation at (800) 728-8762, or by accessing our website (www.saturna.com/amana).

What are the Investment Objectives? Amana Income seeks current income and preservation of capital. Amana Growth seeks long-term capital appreciation.

What are the Principal Investment Strategies? Amana Income invests primarily in dividend-paying companies, which are expected to have more stable stock prices. Amana Growth invests in middle and smaller-size companies expected to grow earnings and stock prices faster than the economy. The Funds invest only in U.S.-traded common stocks. Investment decisions are made in accordance with Islamic religious principles. The Funds diversify their investments across industries and companies and generally follow a value style approach to investing. Additional information about investments and performance is included in semi-annual shareowner reports, over the phone, and on our website.

Average Annual Total Returns
(years ended December 31, 1999)

	1 YEAR	5 YEARS	10 YEARS
Amana Income:	8.68%	17.21%	10.88%
S&P 500:	21.04%	28.05%	18.17%

Amana Growth:	99.42%	31.12%	24.36*
Russell 2000:	21.35%	15.19%	15.09%*
			*since 2/3/94 inception

What are the Principal Risks? The Funds' total return, like common stocks generally, will fluctuate within a wide range. Only consider investing in the Funds if you are willing to accept the risk that you may lose money. The smaller and less seasoned companies in Amana Growth have greater risk of price volatility. Islamic principles restrict the Funds' ability to invest in certain stocks and market sectors, such as financial companies and fixed income securities. This may limit opportunities and may increase the risk of loss during market declines. Because Islamic principles preclude the use of interest paying instruments, the funds do not maximize current income because reserves remain in cash.

What about Fund Performance? The table and bar chart to the right provide an indication of the risk of investing in Amana Income and Amana Growth. Table information is presented for the most recent ten years for the Income Fund and since inception for the Growth Fund. Two standard stock market indexes are included for performance comparisons. These unmanaged indexes reflect no operating costs or Islamic principles. During the period depicted in the bar chart, the highest return for Amana Income in a calendar quarter was +15.90% (quarter ended 3/31/91) and the lowest return for a quarter was -8.80% (quarter ended 9/30/90). During the period depicted in the bar chart, the highest return for Amana Growth in a calendar quarter was +62.7% (quarter ended 12/31/99) and the lowest return for a quarter was -14.5% (quarter ended 6/30/00).

(Bar chart inserted here)

Amana Income

1990	1991	1992	1993	1994	1995	1996	1997	1998	1999	YTD (9/30/00)
-3.40%	23.65%	1.87%	11.60%	-6.46%	27.46%	12.39%	24.54%	14.07%	8.68%	3.15%

Amana Growth

1990	1991	1992	1993	1994	1995	1996	1997	1998	1999	YTD (9/30/00)
					35.04%	4.25%	18.18%	16.80%	99.42%	-8.42%

What are the Fees and Expenses? There are no sales charges or transaction fees on purchases, redemptions, or dividend reinvestments. The tables below illustrate the fees and expenses you pay if you buy and hold Amana Income and Amana Growth shares. The expenses shown under "Annual Fund Operating Expenses" are based on operating expenses for the fiscal year ending May 31, 2000. The expenses are deducted from the assets of each Fund, and not paid directly by shareowners.

Annual Fund Operating Expenses, Amana Funds

	Amana Income Fund	Amana Growth Fund
Management Expenses:	0.95%	0.95%
Distribution (12b-1) Fees:	.00%	.00%
Other Expenses:	0.60%	0.50%
Total Annual Fund Operating Expenses:	1.55%	1.45%

The table entitled "Example of Shareowner Expenses" is intended to help you compare the cost of investing in the Amana Funds with the cost of investing in other funds. It illustrates the hypothetical expenses that investors might incur over various periods if they invest $10,000 in Amana Income and Amana Growth, respectively. This example assumes both of the Funds provide a respective return of 5% a year, and that operating expenses remain the same.

Example of Shareholder Fees, Amana Funds

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Amana Income Fund	$165	$512	$913	$2079
Amana Growth Fund	$154	$487	$854	$1943

What about Price and Dividend Information? Daily Fund prices are carried in major newspapers and quoted on electronic systems (symbols AMANX and AMAGX), available by calling (888) 73-AMANA (26262), and accessible online at www.saturna.com. Dividends are paid semi-annually at the end of May and November. Capital gains, if any, are distributed annually in December. Dividends are automatically reinvested, but remain subject to tax.

How do I Buy and Sell Shares? The minimum initial purchase amount is $100 ($25 for retirement plans). Investments are normally made by check or bank transfer. You may sell all or a portion of your shares on any business day by phone, by mail, or by bank transfer. You may exchange shares to another Amana Fund. Other forms may be required.

Who is the Investment Adviser? Saturna Capital Corporation, Bellingham, WA, has served as the investment adviser and administrator since 1990. Nicholas Kaiser, MBA, CFA, president of Saturna Capital, has been the portfolio manager for both Funds since 1990. Under an agreement with Saturna Capital Corporation and Amana Mutual Funds Trust, the Fiqh Council of North America, Leesburg, VA, has served as Shari'ah Consultant for both Funds since January 2000. Similarly, the Islamic Society of North America, Plainfield, IN, has served as Member Services Consultant since January 2000.

Amana Mutual Funds Trust
INVESTMENT APPLICATION

Mail application and check to:	For assistance, call:
AMANA MUTUAL FUNDS TRUST	800-SATURNA or 360/734-9900
Box N, Bellingham WA 98227-0596	FAX 360/734-0755

ACCOUNT TYPE AND NAME (select only one)
__Individual	_____________________	_________________________	_________________________________
	First	Middle Initial	Last
	Social Security Number_______________________		Date of Birth_____________
__Joint with	_____________________	_________________________	____________________________________
	First	Middle Initial	Last
Joint Owner's Social Security Number_____________________________
(Joint account aare presumed to be "Joint Tenancy with Right of Survivorship" unless otherwise indicated)
__Gifts to Minor	__________________________	as Custodian for	_______________________________________
	Name of Custodian		Name of Minor
	under the__________	__ Uniform Gift to Minors Act __ Uniform Transfers to Minors Act	____________________	_____________
	State		Minor's Social Security No.	Birth Date
__Other	___________________________________________________	______________________________________________________
	Indicate name of corporation, organization or fiduciary capacity. if a trust, include name(s) of trustees and date of trust instruments (corporate resolution and/or trust documents).	Tax ID Number
________________________________________________________
Person(s) authorized to transact business for the above entity.
MAILING ADDRESS	______________________________________	____________________________
	Street	Apt., Suite, etc.
	______________________________________	____________________	_____________________	______________________
	City	State	ZIP(+4)	Country
TELEPHONE	(____)_________________________	(____)_________________________
	Daytime	Home
CITIZENSHIP	__U.S.	__Resident Alien	__Non-Resident Alien	_____________
Country
INVESTMENT SELECTION	Minimum $100 per fund. Make check(s) payable to each Fund selected.
Amana Growth Fund for $________________	Amana Income Fund for $________________
E-MAIL
Transaction confirmations and shareowner reports may be sent to my personal e-mail address:_______________________________________________________
__In addition to paper mailings __Instead of paper mailings (save paper and postage)

The undersigned warrants(s) that I (we) have full authority to make this Application, am (are) of legal age. Unless this sentence is struck, I (we) certify, under penalties of perjury, that I (we) am (are) not subject to backup withholding under the provisions of section 3406(a)(1)(C) of the Internal Revenue Code. This application is not effective until it is received and accepted by the Trust.

_________________________	____________________________________________________
Date	Signature of Individual (or Custodian)
_________________________	____________________________________________________
Date	Signature of Joint Registrant, if any

You may buy shares after reading this Profile or you may request a Prospectus, containing additional information, to review before investing. If you buy shares after reading this Profile, Saturna Capital will send you a Prospectus with your purchase confirmation.